Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	$ 1,089	$ (654)
Recognition of prior service	0	0
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	241	(156)
Recognition of prior service	0	$ 3
Pension Benefit Regulatory Asset [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	652		$ (350)
Amortization of actuarial losses	(55)		(84)
Total actuarial gains and losses and prior service costs	597		(434)
Post Retirement and Employment Benefits Regulatory Assets [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	240		(155)
Amortization of actuarial losses	(7)		(15)
Recognition of prior service	0		(3)
Amounts not subject to regulatory treatment	2		7
Total actuarial gains and losses and prior service costs	$ 235		$ (166)